DISCONTINUED OPERATIONS (Details 1) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations [Abstract]
Income from Discontinued Operation, before Income Tax					$ 0.0	$ 4.6	$ 0.0
Discontinued Operation, Tax Effect of Discontinued Operation					0.0	3.9	0.0
Income from discontinued operations, net	$ 0.0	$ 0.0	$ 0.7	$ 0.0	$ 0.0	$ 0.7	$ 0.0